Trade and other payables and Other non-current liabilities - Summary of Trade and Other Payables (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)		Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Financial
Unclaimed/unpaid dividend		₨ 1,014		$ 14		₨ 941
Trade payables		77,731		1,063		79,064
Amount due to related party		4,130		56		1,772
Liabilities for capital expenditure		79,453		1,086		67,219
Profit petroleum payable		14,677		201		6,891
Security deposit and retentions		2,225		31		2,015
Other liabilities		39,655		542		46,114
Put option liability with non-controlling interests	[1]	2,633		36		2,472
Lease liability		6,411	[2]	88	[2]	6,599	[2]	$ 90	₨ 1,390
Financial liabilities		227,929		3,117		213,087
Non Financial
Statutory Liabilities		31,461		430		31,318
Amount payable to owned post employment benefit trust		321		5		506
Advances from customers	[3]	62,330		852		80,570
Advance from related party						214
Other payables		1,840		25		1,697
Total - Non Financial		95,952		1,312		114,305
Trade and other payables		323,881		4,429		327,392
Non current [member]
Financial
Liabilities for capital expenditure		9,365		128		8,107
Security deposit and retentions		2		0
Other liabilities		847		12		2,419
Put option liability with non-controlling interests	[1]	2,633		36		2,472
Lease liability	[2]	1,603		22		2,033
Financial liabilities		14,450		198		15,031
Non Financial
Advances from customers	[3]					1,683
Other payables						18
Total - Non Financial						1,701
Trade and other payables		14,450		198		16,732
Current [member]
Financial
Unclaimed/unpaid dividend		1,014		14		941
Trade payables		77,731		1,063		79,064
Amount due to related party		4,130		56		1,772
Liabilities for capital expenditure		70,088		958		59,112
Profit petroleum payable		14,677		201		6,891
Security deposit and retentions		2,223		31		2,015
Other liabilities		38,808		530		43,695
Lease liability	[2]	4,808		66		4,566
Financial liabilities		213,479		2,919		198,056
Non Financial
Statutory Liabilities		31,461		430		31,318
Amount payable to owned post employment benefit trust		321		5		506
Advances from customers	[3]	62,330		852		78,887
Advance from related party						214
Other payables		1,840		25		1,679
Total - Non Financial		95,952		1,312		112,604
Trade and other payables		₨ 309,431		$ 4,231		₨ 310,660

[1]	The non-controlling shareholders of ASI have an option to offload their shareholding to the Group. The option is exercisable at any time within the period of three years following the fifth anniversary of the date of shareholders’ agreement (December 22, 2017) at a price higher of ₹ 52 ($ 0.757 per share) and the fair market value of the share. Therefore, the liability is carried at higher of the two. Subsequent changes to the put option liability are treated as equity transaction and hence accounted for in equity.
[2]	Movement in lease liabilities is as follows: As at March 31, 2020 2021 2020 (₹ in million) (₹ in million) (US dollars in million) As at April 01 1,390 6,599 90 Additions during the year 10,212 3,611 49 Interest on lease liabilities 247 278 4 Payments made (3,164) (3,380) (34) Deletions (2,086) (697) (21) As at March 31, 6,599 6,411 88
[3]	Advance from customers are contract liabilities to be settled through delivery of goods. The amount of such balances as at April 01, 2018 was ₹ 49,442 million, as at April 01, 2019 was ₹ 91,949 million and as at April 01, 2020 was ₹ 80,570 million. The Group has refunded ₹ 10,460 million, ₹ 6,499 million and ₹ 45 million ($ 1 million) to the customers and recognised revenue of ₹ 37,867 million, ₹ 84,886 million and ₹ 78,782 million ($ 1,077 million) during the year ended March 31, 2019, March 31, 2020 and March 31, 2021 respectively. All other changes are either due to receipt of new advances or exchange differences.